CAPITAL STOCK (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Capital Stock 1	250,000,000
Capital Stock 2	50.00%
Capital Stock 3	11,810,816
Capital Stock 4	$ 0.037
Capital Stock 5	1,250,000
Capital Stock 6	0.312
Capital Stock 7	0.355
Capital Stock 8	3,375,503
Capital Stock 9	0.341
Capital Stock 10	0.536
Capital Stock 11	76,500
Capital Stock 12	1.00
Capital Stock 13	$ 10,000,000
Capital Stock 14	241,989